SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation
Total	¥ 13,588,843	¥ 16,040,947	¥ 13,983,246
Cost of revenues
Share-based compensation
Total	843,761	839,543	361,951
Selling and marketing expenses
Share-based compensation
Total	336,139	401,498	894,680
General and administrative expenses
Share-based compensation
Total	¥ 12,408,943	¥ 14,799,906	¥ 12,726,615